Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Global Gold Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.4%
Castile Resources Ltd.(a)	321,530	$2
Newcrest Mining Ltd.	1,173,668	24,419,414
Resolute Mining Ltd.(a)(b)	2,140,139	1,671,967
St. Barbara Ltd.	1,599,563	2,834,694
Westgold Resources Ltd.(a)(b)	1,286,120	1,739,863

		30,665,940

Canada — 50.5%
Agnico Eagle Mines Ltd.	202,973	12,059,951
Alacer Gold Corp.(a)	697,336	3,748,526
Alamos Gold Inc., Class A	813,840	4,613,751
B2Gold Corp.	1,732,363	6,403,842
Barrick Gold Corp.	2,774,823	46,335,836
Barrick Gold Corp., New	31,505	515,917
Centerra Gold Inc.(a)	490,574	4,195,687
China Gold International Resources Corp. Ltd.(a)	955,236	726,361
Detour Gold Corp.(a)	359,652	6,660,974
Eldorado Gold Corp.(a)	397,362	3,111,285
Endeavour Mining Corp.(a)(b)	169,500	3,237,504
IAMGOLD Corp.(a)	990,104	3,607,832
Kinross Gold Corp.(a)	2,308,103	9,974,411
Kirkland Lake Gold Ltd.	251,726	10,573,155
Leagold Mining Corp.(a)	109,525	178,110
New Gold Inc.(a)	2,035,943	1,747,393
Premier Gold Mines Ltd.(a)	760,086	1,155,937
SEMAFO Inc.(a)	866,598	1,820,296
SSR Mining Inc.(a)	253,168	3,937,851
TMAC Resources Inc.(a)	65,071	170,975
Torex Gold Resources Inc.(a)	206,045	3,100,952
Wesdome Gold Mines Ltd.(a)	115,237	757,402
Yamana Gold Inc.	1,872,143	6,793,698

		135,427,646

Peru — 2.2%
Cia. de Minas Buenaventura SAA, ADR	380,010	5,840,754

Russia — 2.1%
Polymetal International PLC	374,114	5,637,628

South Africa — 11.6%
AngloGold Ashanti Ltd.	594,941	11,127,788
Gold Fields Ltd.	1,557,594	8,179,680

Security	Shares	Value

South Africa (continued)
Harmony Gold Mining Co. Ltd.(a)	1,125,047	$3,456,604
Sibanye Gold Ltd.(a)	4,296,025	8,467,154

		31,231,226

Turkey — 0.8%
Koza Altin Isletmeleri AS(a)	158,697	2,028,094

United Kingdom — 1.3%
Centamin PLC	2,455,952	3,529,397

United States — 20.0%
Coeur Mining Inc.(a)	422,547	2,771,908
McEwen Mining Inc.(a)	1,046,120	1,182,116
Newmont Goldcorp Corp.	1,297,017	49,805,453

		53,759,477

Total Common Stocks — 99.9% (Cost: $261,289,608)		268,120,162

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(c)(d)(e)	2,052,706	2,053,527
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	92,000	92,000

		2,145,527

Total Short-Term Investments — 0.8% (Cost: $2,144,726)		2,145,527

Total Investments in Securities — 100.7% (Cost: $263,434,334)		270,265,689

Other Assets, Less Liabilities — (0.7)%		(1,815,072)

Net Assets — 100.0%		$268,450,617

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,240,200	(8,187,494)	2,052,706	$2,053,527	$38,139	(a)	$(182)	$(30)
BlackRock Cash Funds: Treasury, SL Agency Shares	98,000	(6,000)	92,000	92,000	903		—	—

				$2,145,527	$39,042		$(182)	$(30)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Global Gold Miners ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$268,120,160	$2	$—	$268,120,162
Money Market Funds	2,145,527	—	—	2,145,527

	$270,265,687	$2	$—	$270,265,689

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

2